Revenue - Disaggregation of revenue, Customers over 10% of revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract revenue	$ 8,341	$ 8,688	$ 16,371
Over 10 percent of revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract revenue	8,193	8,510	13,415
Janssen Biotech, Inc. | Over 10 percent of revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract revenue	0	0	12,000
BMEB Services LLC | Over 10 percent of revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract revenue	0	0	1,415
Roche Holding AG | Over 10 percent of revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract revenue	1,518	4,973	0
Eli Lilly and Company | Over 10 percent of revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract revenue	896	1,433	0
Boehringer Ingelheim International GMBH | Over 10 percent of revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract revenue	2,043	1,091	0
Imbrium Therapeutics L.P. | Over 10 percent of revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract revenue	1,736	1,013	0
Karuna Therapeutics, Inc. | Over 10 percent of revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract revenue	$ 2,000	$ 0	$ 0